Intangible Assets - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Net Book Value of Tabgible and Intangible Assets with an indefinite life	$ 488,925	$ 505,507	$ 513,803
Air Transport UGE [Member]
Disclosure of operating segments [line items]
Net Book Value of Tabgible and Intangible Assets with an indefinite life	$ 3,190,059